Share-based payments - Disclosure of Number of Founders' Warrants, Warrants and Free Shares Outstanding and Their Characteristics (Details) - EUR (€) € / shares in Units, € in Thousands																	12 Months Ended
	Mar. 17, 2020	Mar. 11, 2020	Mar. 29, 2019	Jul. 27, 2018	Mar. 06, 2018	Jan. 07, 2017	Nov. 03, 2016	Feb. 02, 2016	Jun. 25, 2015	Jun. 10, 2015	Feb. 10, 2015	Sep. 16, 2014	Aug. 28, 2013	Apr. 10, 2013	Dec. 18, 2012	May 04, 2012	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year																	€ 2,924	€ 4,320	€ 1,867
BSPCE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year																	107	175	(39)
BSPCE 2012-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)																€ 5.26
Exercise price (in euro per share)																€ 5.26
Volatility																41.00%
Maturity (in years)																3 years 5 months 26 days
Risk-free rate																0.20%
Yield																0.00%
Value of initial plan (in thousands of euros)																€ 307
Expense for the year																	0	0	0
BSPCE 2012-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)															€ 6.65
Exercise price (in euro per share)															€ 6.63
Yield															0.00%
Value of initial plan (in thousands of euros)															€ 288
Expense for the year																	0	0	0
BSPCE 2012-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility															44.30%
Risk-free rate															0.84%
BSPCE 2012-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility															47.60%
Risk-free rate															1.22%
BSPCE 2012-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)															5 years
BSPCE 2012-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)															7 years 3 months 18 days
BSPCE 04-2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)														€ 6.30
Exercise price (in euro per share)														€ 6.30
Volatility														56.00%
Maturity (in years)														5 years
Risk-free rate														0.90%
Yield														0.00%
Value of initial plan (in thousands of euros)														€ 167
Expense for the year																	0	0	0
BSPCE 08-2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)													€ 6.30
Exercise price (in euro per share)													€ 5.92
Volatility													256.00%
Maturity (in years)													7 years
Risk-free rate													0.90%
Yield													0.00%
Value of initial plan (in thousands of euros)													€ 152
Expense for the year																	0	0	0
BSPCE 09-2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)												€ 18.68
Exercise price (in euro per share)												€ 18.68
Volatility												58.00%
Risk-free rate												0.64%
Yield												0.00%
Value of initial plan (in thousands of euros)												€ 932
Expense for the year																	0	0	2
BSPCE 09-2014 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)												5 years 6 months
BSPCE 09-2014 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)												6 years
BSPCE 09-2014 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)												6 years 6 months
BSPCE 2015-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)											€ 18.57
Exercise price (in euro per share)											€ 18.57
Risk-free rate											0.39%
Yield											0.00%
Value of initial plan (in thousands of euros)											€ 50
Expense for the year																	0	0	1
BSPCE 2015-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											58.00%
BSPCE 2015-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											62.00%
BSPCE 2015-1 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											61.00%
BSPCE 2015-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											5 years 6 months
BSPCE 2015-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											6 years
BSPCE 2015-1 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											6 years 6 months
BSPCE 2015-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)											€ 18.57
Exercise price (in euro per share)											€ 18.57
Risk-free rate											0.39%
Yield											0.00%
Value of initial plan (in thousands of euros)											€ 650
Expense for the year																	0	0	9
BSPCE 2015-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											58.00%
BSPCE 2015-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											62.00%
BSPCE 2015-2 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											61.00%
BSPCE 2015-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											5 years 6 months
BSPCE 2015-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											6 years
BSPCE 2015-2 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											6 years 6 months
BSPCE 2015-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)										€ 20.28
Exercise price (in euro per share)										€ 20.28
Risk-free rate										0.56%
Yield										0.00%
Value of initial plan (in thousands of euros)										€ 483
Expense for the year																	0	0	18
BSPCE 2015-3 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility										61.00%
BSPCE 2015-3 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility										62.00%
BSPCE 2015-3 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility										61.00%
BSPCE 2015-3 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)										5 years 6 months
BSPCE 2015-3 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)										6 years
BSPCE 2015-3 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)										6 years 6 months
BSPCE 2016 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)								€ 14.46
Exercise price (in euro per share)								€ 14.46
Risk-free rate								0.32%
Yield								0.00%
Value of initial plan (in thousands of euros)								€ 1,080
Expense for the year																	0	10	128
BSPCE 2016 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility								59.00%
BSPCE 2016 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility								62.00%
BSPCE 2016 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility								60.00%
BSPCE 2016 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)								5 years 6 months
BSPCE 2016 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)								6 years
BSPCE 2016 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)								6 years 6 months
BSPCE 2016 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)								€ 14.46
Exercise price (in euro per share)								€ 14.46
Volatility								59.00%
Maturity (in years)								5 years
Risk-free rate								0.19%
Yield								0.00%
Value of initial plan (in thousands of euros)								€ 1,212
Expense for the year																	99	79	(405)
BSPCE 2017 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)						€ 15.93
Exercise price (in euro per share)						€ 15.93
Risk-free rate						0.23%
Yield						0.00%
Value of initial plan (in thousands of euros)						€ 1,000
Expense for the year																	8	86	255
BSPCE 2017 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility						58.00%
BSPCE 2017 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility						61.00%
BSPCE 2017 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility						59.00%
BSPCE 2017 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)						5 years 6 months
BSPCE 2017 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)						6 years
BSPCE 2017 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)						6 years 6 months
BSPCE 2017 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)						€ 15.93
Exercise price (in euro per share)						€ 15.93
Volatility						59.00%
Maturity (in years)						5 years
Risk-free rate						0.11%
Yield						0.00%
Value of initial plan (in thousands of euros)						€ 622
Expense for the year																	0	0	0
BSPCE 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)						€ 15.93
Exercise price (in euro per share)						€ 15.93
Volatility						59.00%
Maturity (in years)						5 years
Risk-free rate						0.11%
Yield						0.00%
Value of initial plan (in thousands of euros)						€ 627
Expense for the year																	0	0	0
BSPCE 2017 Project
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)						€ 15.93
Exercise price (in euro per share)						€ 15.93
Volatility						59.00%
Maturity (in years)						5 years
Risk-free rate						0.11%
Yield						0.00%
Value of initial plan (in thousands of euros)						€ 94
Expense for the year																	0	0	(47)
BSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year																	19	(16)	(39)
BSA 04-12
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)																€ 6.00
Exercise price (in euro per share)																€ 6.00
Volatility																49.00%
Maturity (in years)																10 years
Risk-free rate																0.96%
Yield																0.00%
Value of initial plan (in thousands of euros)																€ 183
Expense for the year																	0	0	0
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)														€ 6.30
Exercise price (in euro per share)														€ 6.37
Volatility														156.00%
Maturity (in years)														6 years
Risk-free rate														0.90%
Yield														0.00%
Value of initial plan (in thousands of euros)														€ 1
Expense for the year																	0	0	0
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)												€ 18.68
Exercise price (in euro per share)												€ 17.67
Volatility												57.00%
Maturity (in years)												5 years
Risk-free rate												0.41%
Yield												0.00%
Value of initial plan (in thousands of euros)												€ 0
Expense for the year																	0	0	0
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)											€ 17.67
Exercise price (in euro per share)											€ 17.67
Volatility											58.00%
Maturity (in years)											5 years
Yield											0.00%
Value of initial plan (in thousands of euros)											€ 63
Expense for the year																	0	0	0
BSA 2015-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate											0.26%
BSA 2015-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate											0.27%
BSA 2015-2(a)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)									€ 17.67
Exercise price (in euro per share)									€ 19.54
Risk-free rate									0.39%
Yield									0.00%
Value of initial plan (in thousands of euros)									€ 16
Expense for the year																	0	0	0
BSA 2015-2(a) | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									58.00%
BSA 2015-2(a) | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									58.00%
BSA 2015-2(a) | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									57.00%
BSA 2015-2(a) | Tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									58.00%
BSA 2015-2(a) | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)									5 years
BSA 2015-2(a) | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)									5 years 1 month 6 days
BSA 2015-2(a) | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)									5 years 3 months 18 days
BSA 2015-2(a) | Tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)									5 years 4 months 24 days
BSA 2015-2(b)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)									€ 19.54
Exercise price (in euro per share)									€ 19.54
Yield									0.00%
Value of initial plan (in thousands of euros)									€ 284
Expense for the year																	0	0	0
BSA 2015-2(b) | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									58.00%
Risk-free rate									0.25%
BSA 2015-2(b) | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									60.00%
Risk-free rate									0.91%
BSA 2015-2(b) | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)									4 years 7 months 6 days
BSA 2015-2(b) | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)									9 years 7 months 6 days
BSA 2016 ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)								€ 13.74
Exercise price (in euro per share)								€ 13.74
Volatility								57.00%
Maturity (in years)								2 years 4 months 24 days
Risk-free rate								0.00%
Yield								0.00%
Value of initial plan (in thousands of euros)								€ 37
Expense for the year																	0	0	0
BSA 2016 performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)								€ 13.74
Exercise price (in euro per share)								€ 13.74
Volatility								57.00%
Maturity (in years)								2 years 4 months 24 days
Risk-free rate								0.00%
Yield								0.00%
Value of initial plan (in thousands of euros)								€ 143
Expense for the year																	0	(41)	(42)
BSA 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)							€ 15.01
Exercise price (in euro per share)							€ 15.01
Volatility							57.00%
Maturity (in years)							2 years 4 months 24 days
Risk-free rate							0.00%
Yield							0.00%
Value of initial plan (in thousands of euros)							€ 0
Expense for the year																	0	0	0
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)						€ 15.76
Exercise price (in euro per share)						€ 15.76
Volatility						33.00%
Maturity (in years)						2 years 4 months 24 days
Risk-free rate						0.00%
Yield						0.00%
Value of initial plan (in thousands of euros)						€ 0
Expense for the year																	0	0	0
BSA 2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)					€ 13.55
Exercise price (in euro per share)					€ 13.55
Volatility					38.00%
Maturity (in years)					4 years 9 months 18 days
Yield					0.00%
Value of initial plan (in thousands of euros)					€ 2
Expense for the year																	0	0	3
BSA 2018-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate					0.70%
BSA 2018-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate					0.10%
BSA 2018-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)				€ 16.102
Exercise price (in euro per share)				€ 16.102
Volatility				38.00%
Maturity (in years)				4 years 9 months 18 days
Yield				0.00%
Value of initial plan (in thousands of euros)				€ 1
Expense for the year																	0	0	0
BSA 2018-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate				0.70%
BSA 2018-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate				0.10%
BSA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)			€ 11.66
Exercise price (in euro per share)			€ 11.66
Volatility			37.00%
Yield			0.00%
Value of initial plan (in thousands of euros)			€ 24
Expense for the year																	0	24	0
BSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate			0.16%
BSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate			0.50%
BSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)			9 years 9 months 18 days
BSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)			9 years 10 months 24 days
BSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)	€ 0
Exercise price (in euro per share)	€ 6.59
Volatility	38.00%
Maturity (in years)	10 years
Yield	0.00%
Value of initial plan (in thousands of euros)	€ 19
Expense for the year																	19	0	0
BSA 2020 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	(0.13%)
BSA 2020 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	(0.07%)
AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year																	2,289	3,618	1,907
AGA 2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)					€ 12.87
Exercise price (in euro per share)					€ 0.00
Risk-free rate					0.00%
Yield					0.00%
Value of initial plan (in thousands of euros)					€ 4,951
Expense for the year																	268	2,052	1,891
AGA 2018-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)				€ 12.87
Exercise price (in euro per share)				€ 0.00
Risk-free rate				0.00%
Yield				0.00%
Value of initial plan (in thousands of euros)				€ 75
Expense for the year																	21	37	16
AGA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)			€ 10.90
Exercise price (in euro per share)			€ 0.00
Yield			0.00%
Value of initial plan (in thousands of euros)			€ 4,776
Expense for the year																	1,884	1,529
AGA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate			0.19%
AGA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate			0.141%
AGA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros)		€ 5.90
Exercise price (in euro per share)		€ 0.00
Yield		0.00%
Value of initial plan (in thousands of euros)		€ 287
Expense for the year																	€ 116	€ 0	€ 0
AGA 2020 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate		(0.74%)
AGA 2020 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate		(0.69%)